Financial risk management (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments
The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2024:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	336	Rs.	200	Rs.	70	Rs.	70	Rs.	676
Other investments		415		-		-		-		415
Trade and other receivables		60,435		246		1,161		279		62,121
Other assets		247		5		3		17		272
Total	Rs.	61,433	Rs.	451	Rs.	1,234	Rs.	366	Rs.	63,484
Liabilities:
Trade and other payables	Rs.	10,700	Rs.	2,614	Rs.	468	Rs.	332	Rs.	14,114
Short-term borrowings		-		646		-		-		646
Long-term borrowings		1,165		207		16		78		1,466
Other liabilities and provisions		9,334		-		549		393		10,276
Total	Rs.	21,199	Rs.	3,467	Rs.	1,033	Rs.	803	Rs.	26,502

(1)

Others primarily consists of
Romanian new leus, Chinese yuans (Renminbi), U.K. pounds sterling
and
Japanese yen.

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2023:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	2,613	Rs.	228	Rs.	60	Rs.	131	Rs.	3,032
Other investments		6,263		-		-		-		6,263
Trade and other receivables		51,106		266		978		294		52,644
Other assets		627		31		1,250		14		1,922
Total	Rs.	60,609	Rs.	525	Rs.	2,288	Rs.	439	Rs.	63,861
Liabilities:
Trade and other payables	Rs.	9,745	Rs.	2,496	Rs.	530	Rs.	302	Rs.	13,073
Long-term borrowings		1,346		90		19		102		1,557
Other liabilities and provisions		8,433		81		104		540		9,158
Total	Rs.	19,524	Rs.	2,667	Rs.	653	Rs.	944	Rs.	23,788

(1)

Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese yuans (Renminbi), Canadian dollars and Ukrainian hryvnia.

Analysis of age of trade and other receivables
The aging of trade and other receivables is given
below
:

	As of March 31,
Particulars	2024		2023
Neither past due nor impaired	Rs.	71,350	Rs.	65,528
Past due
Less than 365 days		8,648		7,092
More than 365 days		412		-
Past due – impaired
Less than 365 days		32		-
More than 365 days		1,307		1,123
	Rs.	81,749	Rs.	73,743
Less : Allowance for credit losses		(1,451)		(1,258)
Total	Rs.	80,298	Rs.	72,485

Maturity analysis for financial liabilities
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2024:

Particulars	2025		2026		2027		2028		Thereafter		Total
Trade and other payables	Rs.	30,919	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	30,919
Bank overdraft, short-term borrowings		12,723		-		-		-		-		12,723
Derivative financial instruments		468		-		-		-		-		468
Other liabilities and provisions		29,747		-		-		-		828		30,575

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2023:

Particulars	2024		2025		2026		2027		Thereafter		Total
Trade and other payables	Rs.	26,444	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	26,444
Bank overdraft, short-term borrowings		7,390		-		-		-		-		7,390
Derivative financial instruments		137		-		-		-		-		137
Other liabilities and provisions		25,394		-		-		-		816		26,210